Balance Sheet Detail - Summary Of Accrued Expenses And Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Accrued Expenses and Other Current Liabilitis [Line Items]
Accrued expenses	$ 53,595	$ 18,768	$ 5,415
Accrued Expenses and Other Current Liabilities [Member]
Summary of Accrued Expenses and Other Current Liabilitis [Line Items]
Accrued expenses	23,575	3,412	1,711
Accrued compensation	28,465	13,938	1,965
Other	1,555	1,415	1,739
Total accrued expenses and other current liabilities	$ 53,595	$ 18,765	$ 5,415